Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 42,306	$ 40,770
Accumulated depreciation	(25,085)	(24,599)
Total property and equipment, net	17,221	16,171
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,654	26,001
Office Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,519	11,915
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,092	2,790
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 41	$ 64